Forfeiture Shares (Tables)	12 Months Ended
Dec. 31, 2024
Forfeiture Shares (Tables) [Line Items]
Schedule of Changes in Fair Value of Forfeited Shares	The table below sets forth a summary of the changes in the fair value of the Forfeiture Shares classified as Level 3:
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	U.S. dollars in thousands
Balance at beginning of year	38	1,751	4,658
Changes in fair value	(37)	(1,713)	(2,907)
Balance at end of year	1	38	1,751

Forfeiture Shares [Member]
Forfeiture Shares (Tables) [Line Items]
Schedule of Fair Value of Forfeited Shares

The fair value of the Forfeiture Shares was computed using the following key assumptions:

	December 31, 2024	December 31, 2023
Stock price	2.60	2.45
Expected term (years)	0.75	0.75-1.75
Expected volatility	63.84%	30.95%-60.31%
Risk-free interest rate	4.20%	4.37%-5.03%